Leases - Future minimum lease payments under capital leases (Detail) ¥ in Millions	Sep. 30, 2016 JPY (¥)
Leases
Total minimum lease payments	¥ 44,850
Less: Amount representing interest	(25,373)
Present value of net minimum lease payments	¥ 19,477